Note 9 - Long-term Investments (Details Textual) - Gold Royalty Corp [member] - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Increase (decrease) in number of shares through equity investments designated at fair value through other comprehensive income (in shares)		100,000
Increase (decrease) through equity investments designated at fair value through other comprehensive income	$ 0	$ 190